UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21178

BlackRock Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—154.8%
		Alabama—0.7%
$ 2,800		Jefferson Cnty. Ltd. Oblig., Sch. Impvts. Sales Tax RB, Ser. A, 4.75%,
		1/01/25	01/14 @ 100	$2,836,204
		Arizona—2.6%
10,000		Phoenix Civic Impvt. Corp., Pub. Impvts. Sales Tax RB, Civic Plaza
		Expansion Proj., 5.00%, 7/01/41, FGIC	07/15 @ 100	10,362,700
		California—32.4%
2,000		Arcadia Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero
		Coupon, 8/01/28, FSA	02/17 @ 33.207	410,240
3,380		Chabot Las Positas Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem
		GO, Zero Coupon, 8/01/25, AMBAC	08/16 @ 64.511	1,411,623
14,000	[2]	Dept. of Wtr. Recs. Cash Flow Mgmt., Elec., Pwr. & Lt. RB, Ser. A,
		5.375%, 5/01/12	N/A	15,102,780
		Golden St. Tobacco Sec. Corp.,
6,500	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/13	N/A	7,435,740
14,500	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.75%, 6/01/13	N/A	16,683,555
10,100	[2]	Infrastructure & Econ. Dev. Bank, Hwy. Impvts. Tolls RB, Bay Area Toll
		Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	11,190,901
17,500		Met. Wtr. Dist. of Southern California, Wtr. Util. Impvts. RB, Ser. B-1,
		5.00%, 10/01/33, FGIC	10/13 @ 100	18,221,175
2,700		Sacramento City Unified Sch. Dist., Sch. Impvts. Ad Valorem GO, 5.00%,
		7/01/30, MBIA	07/15 @ 100	2,831,571
15,000		San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Util. Impvts. RB, Ser.
		A, 5.00%, 11/01/31, FSA	11/11 @ 100	15,417,750
53,000		San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero
		Coupon, 1/15/31, MBIA	No Opt. Call	17,893,330
400		San. Mateo Union High Sch. Dist., Sch. Impvts. Lease Abatement COP,
		Zero Coupon, 12/15/43, AMBAC	12/24 @ 100	221,144
		Univ. of California, Univ. & Coll. Impvts. RB,
10,000		Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	10,177,600
3,330		Ser. G, 4.75%, 5/15/31, MBIA	05/13 @ 101	3,397,133
10,000	[2]	Ser. O, 5.00%, 9/01/10, FGIC	N/A	10,473,400
				130,867,942
		District of Columbia—3.1%
2,000		Dist. of Columbia, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 6/01/36,
		FGIC	06/17 @ 100	2,023,840
9,500		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%,
		5/15/40	05/11 @ 101	10,420,170
				12,444,010
		Florida—7.0%
3,600		City of Tampa, Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	3,562,704
		Cnty. of Miami-Dade,
9,500		Aviation, Port, Arpt. & Marina RB, Miami Intl. Arpt. Proj., Ser. B,
		5.00%, 10/01/37, FGIC	10/14 @ 100	9,811,315
25,520		Recreational Fac. Impvts. Misc. RB, Cap. Apprec. Proj., Ser. A, Zero
		Coupon, 10/01/38, MBIA	10/15 @ 30.363	5,193,320
5,485		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	5,552,794
2,300		Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts.
		RB, Adventist Bolingbrook Hlth. Sys. Proj., 5.125%, 11/15/32	11/16 @ 100	2,356,235
1,880		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,902,203
				28,378,571
		Georgia—3.9%
		City of Atlanta,
800		Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	829,072
2,000		Wtr. & Wstwtr., Wtr. Util. Impvts. RB, 5.00%, 11/01/34, FSA	11/14 @ 100	2,081,580
9,555		Wtr. RB, Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,625,516
3,235		Wtr. Util. Impvts. RB, 5.00%, 11/01/37, FSA	11/14 @ 100	3,362,815
				15,898,983
		Illinois—15.8%
11,550		City of Chicago, Hwy. Impvts. RB, 5.25%, 1/01/27, AMBAC	01/11 @ 101	12,084,765
		Met. Pier & Exposition Auth.,
24,010		Pub. Impvts. Sales Tax RB, McCormick Place Expansion Proj., Ser. A,
		5.00%, 12/15/28, MBIA	06/12 @ 101	24,856,352

BlackRock Insured Municipal Income Trust (BYM) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Illinois— (cont'd)
$ 15,000		Sales Tax RB, McCormick Place Expansion Proj., Ser. B, Zero Coupon,
		6/15/28, MBIA	No Opt. Call	$5,785,350
6,165		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	6,012,170
14,875		Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38,
		MBIA	01/15 @ 100	15,072,986
				63,811,623
		Indiana—1.2%
4,725		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser.
		A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	4,635,225
		Kansas—0.4%
1,750		Univ. of Kansas Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Univ. of
		Kansas Hlth. Sys. Proj., 5.00%, 9/01/36	09/16 @ 100	1,774,465
		Louisiana—4.4%
12,100		Hwy. Impvts. Fuel Sales Tax RB, Ser. A, 4.75%, 5/01/39, FSA	05/16 @ 100	12,248,709
5,450		Hwy. Impvts. Sales Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	5,673,777
				17,922,486
		Massachusetts—8.3%
10,190		Bay Transp. Auth., Sales Tax RB, Ser. A-2, Zero Coupon, 7/01/32	07/17 @ 49.09	2,996,166
24,000		Tpke. Auth. Met. Hwy. Sys., Hwy. Tolls RB, Ser. A, 5.00%, 1/01/39,
		AMBAC	01/09 @ 101	24,417,600
5,985		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	6,216,500
				33,630,266
		Michigan—0.6%
1,415		Detroit, Swr. Impvts. RB, 5.00%, 7/01/32, FSA	07/13 @ 100	1,464,369
1,000		St. Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Oakwood Hlth.
		Care Sys. Proj., 5.00%, 7/15/25	07/17 @ 100	1,018,240
				2,482,609
		Missouri—1.0%
4,100		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point
		Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	4,062,485
		Nebraska—1.1%
4,280		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%,
		2/01/44	02/14 @ 100	4,304,054
		Nevada—9.0%
6,000	[2]	Reno, Misc. Taxes RB, Reno Transp. Proj., 5.125%, 6/01/12, AMBAC	N/A	6,322,620
		Truckee Meadows Wtr. Auth.,
7,500		Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	7,679,400
10,000	[2]	Wtr. Util. Impvts. RB, Ser. A, 5.00%, 7/01/11, FSA	N/A	10,426,500
6,500	[2]	Wtr. Util. Impvts. RB, Ser. A, 5.125%, 7/01/11, FSA	N/A	6,807,645
5,000	[2]	Wtr. Util. Impvts. RB, Ser. A, 5.25%, 7/01/11, FSA	N/A	5,260,050
				36,496,215
		New York—4.4%
7,305		New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. C, 5.00%, 6/15/35,
		AMBAC	06/14 @ 100	7,599,099
10,000		New York City Trust for Cultural Recs., Recreational RB, American
		Museum of Natural History Proj., Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,338,600
				17,937,699
		Ohio—2.5%
10,000		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj.,
		4.80%, 1/01/34, FGIC	07/15 @ 100	10,134,700

		Pennsylvania—2.0%
2,500		Lebanon Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Good
		Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	2,701,700

BlackRock Insured Municipal Income Trust (BYM) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Pennsylvania— (cont'd)
$ 5,200	[2]	Philadelphia Gas Wks., Natural Gas Util. Impvts. RB, Ser. 3, 5.125%,
		8/01/11, FSA	N/A	$5,443,932
				8,145,632
		South Carolina—8.5%
5,000	[2]	Pub. Svc. Auth., Elec., Pwr. & Lt. RB, Ser. B, 5.50%, 1/01/12, FSA	N/A	5,334,800
4,000		Scago Edl. Facs Corp. for Colleton Sch. Dist., Sch. Impvts. Lease Approp.
		RB, Pickens Cnty. Proj., 5.00%, 12/01/31, FSA	12/16 @ 100	4,172,080
		Transp. Infrastructure Bank,
12,750		Fuel Sales Tax RB, Ser. A, 5.00%, 10/01/33, AMBAC	10/12 @ 100	13,207,470
11,000	[2]	Trans. Impvts. RB, Ser. B, 5.125%, 10/01/11, AMBAC	N/A	11,545,270
				34,259,620
		Tennessee—4.7%
		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home
		RB, Covenant Hlth. Proj.,
10,000		Zero Coupon, 1/01/41	01/17 @ 30.07	1,737,400
11,705		Ser. A, Zero Coupon, 1/01/22, FSA	01/13 @ 59.566	5,393,898
9,260		Ser. A, Zero Coupon, 1/01/23, FSA	01/13 @ 56.016	4,008,562
8,500		Ser. A, Zero Coupon, 1/01/24, FSA	01/13 @ 52.749	3,461,540
6,850		Ser. A, Zero Coupon, 1/01/25, FSA	01/13 @ 49.712	2,626,290
5,000		Ser. A, Zero Coupon, 1/01/26, FSA	01/13 @ 46.781	1,799,150
				19,026,840
		Texas—27.3%
		City of San Antonio, Wtr. RB,
9,350		5.125%, 5/15/29, FGIC	05/14 @ 100	9,788,141
10,000		5.125%, 5/15/34, FGIC	05/14 @ 100	10,432,000
		Cnty. of Harris, Ad Valorem Ppty. Tax GO,
7,485		Zero Coupon, 8/15/25, MBIA	No Opt. Call	3,287,936
10,915		Zero Coupon, 8/15/28, MBIA	No Opt. Call	4,143,661
10,030		Coppell Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon,
		8/15/30, PSF	No Opt. Call	3,451,724
2,350	[2]	Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/11, AMBAC	N/A	2,457,724
5,510		Harris Cnty., Hwy. Tolls RB, 5.00%, 8/15/30, FSA	08/12 @ 100	5,700,811
		Harris Cnty.-Houston Sports Auth.,
5,785		Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/38, MBIA	11/31 @ 64.91	1,152,141
6,160		Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/39, MBIA	11/31 @ 60.976	1,150,010
26,890		Lease RB, Ser. A-3, Zero Coupon, 11/15/38, MBIA	11/24 @ 43.826	5,121,201
27,675		Lease RB, Ser. A-3, Zero Coupon, 11/15/39, MBIA	11/24 @ 41.258	4,955,209
2,000		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence
		Hlth. Care Svcs. Proj., 4.50%, 10/01/35, FGIC	10/16 @ 100	1,931,520
5,315		Lewisville Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero
		Coupon, 8/15/24, FGIC	08/15 @ 66.003	2,334,667
6,000		Lower Colorado River Auth., Misc. RB, 4.75%, 5/15/36, AMBAC	05/11 @ 100	6,036,420
1,045		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem
		Ppty. Tax GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	1,055,147
9,500		Northside Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
		5.125%, 6/15/29, PSF	06/14 @ 100	9,949,730
3,000		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	3,053,550
30,145		Tpke. Auth., Hwy. Impvts. Tolls RB, Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	30,877,825
3,000	[2]	Tyler Cnty. Hlth. Facs. Dev., Hlth., Hosp. & Nursing Home Impvts. RB,
		Mother Frances Hosp. Proj., 6.00%, 7/01/12	N/A	3,264,780
				110,144,197
		Virginia—3.4%
		Chesterfield Cnty. Indl. Dev. Auth.,
3,000		Indl. Impvts. RB, Elec. & Pwr. Co. Proj., Ser. A, 5.875%, 6/01/17	11/10 @ 102	3,198,210
4,000		Indl. RB, Elec. & Pwr. Co. Proj., Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,282,880
6,000		Stafford Cnty. Econ. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts.
		RB, Medicorp Hlth. Sys. Oblig. Proj., 5.25%, 6/15/37	06/16 @ 100	6,213,780
				13,694,870
		Washington—10.2%
9,610		Central Washington Univ., Coll. & Univ. RB, 5.00%, 5/01/34, FGIC	05/14 @ 100	9,950,290
3,655		Chelan Cnty. Pub. Util. Dist. 1, Elec., Pwr. & Lt. RB, Chelan Hydro Sys.
		Proj., Ser. C, 5.125%, 7/01/33, AMBAC	07/12 @ 100	3,773,203

BlackRock Insured Municipal Income Trust (BYM) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Washington— (cont'd)
$ 2,200		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	$2,290,244
4,110		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence
		Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	4,043,952
4,500		Port of Seattle, Port, Arpt. & Marina RB, Ser. A, 5.00%, 4/01/31, FGIC	10/11 @ 100	4,637,430
6,380		Pub. Impvts. Misc. GO, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	6,588,817
9,500	[2]	Seattle, Pkg. Fac. Impvts. Ad Valorem Ppty. Tax GO, Ser. F, 5.125%,
		12/15/08, MBIA	N/A	9,701,970
				40,985,906
		West Virginia—0.3%
1,295		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional
		Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,347,707
		Total Long-Term Investments (cost $592,367,922)		625,585,009
Shares
(000)
		MONEY MARKET FUND—0.5%
1,900	[3,4]	Merrill Lynch Institutional Tax Exempt Fund, 3.60% (cost $1,900,000)	N/A	1,900,000
Total Investments —155.3% (cost $594,267,9225)				$627,485,009
Other assets in excess of liabilities —1.4%				5,670,401
Preferred shares at redemption value, including dividends payable —(56.7)%				(229,067,201)
Net Assets Applicable to Common Shareholders —100%				$404,088,209

1	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

2	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

3	Represents an investment in an affiliate.

4	Represents current yield as of May 31, 2007.

5	Cost for federal income tax purposes is $594,245,728. The net unrealized appreciation on a tax basis is $33,239,281, consisting of $33,899,018 gross unrealized appreciation and $659,737 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.5% of the Trust's managed assets.

AMBAC	—	21.8%
FGIC	—	20.5%
FSA	—	16.7%
MBIA	—	21.9%
PSF	—	2.2%
XCLA	—	2.1%
Other	—	0.3%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	PSF	—	Public School Fund Guaranteed
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance
GO	—	General Obligation

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007